Net profit/(loss) and earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Disclosure of earnings per share [text block]
2.10 NET PROFIT/(LOSS) AND EARNINGS PER SHARE
The calculation of earnings per share attributed to the parent company for 2025, 2024 and 2023 is as follows:

(Million euro, except otherwise indicated)	2025	2024	2023
Net profit/(loss) attributable to ordinary equity holders of the parent:
Continuing operations	868	3,225	325
Discontinued operations	20	14	16
Net cost of subordinated perpetual bond	—	—	(5)
Profit/(loss) attributable to ordinary equity holders of the parent for basic earnings	888	3,239	336
Effects of dilution	—	—	—
Profit/(loss) attributable to ordinary equity holders of the parent adjusted for the effect of dilution	888	3,239	336

Weighted average number of ordinary shares for basic EPS (*) (thousands of shares)	718,716	724,191	728,255
Effects of dilution	—	—	—
Weighted average number of ordinary shares adjusted for the effect of dilution (thousands of shares)	718,716	724,191	728,255

Profit/(loss) attributable to ordinary equity holders of the parent from discontinued operations for the basic EPS calculations	20	14	16
Effects of dilution	—	—	—
Profit/(loss) attributable to ordinary equity holders of the parent from discontinued operations for the diluted EPS calculations	20	14	16
(*) The weighted average number of ordinary shares is calculated by reducing in this figure the number of treasury shares acquired during the year.
Basic earnings per share have been calculated by dividing profit for the year attributed to the parent company's shareholders by the weighted average number of ordinary shares outstanding, excluding the average number of treasury shares held during the year.
As regards diluted earnings per share, it should be noted that the Group did not have any dilutive potential ordinary shares, the convertible bond issued in 2025 is redeemable solely for cash, thereby achieving a neutral impact in terms of equity and ensuring there is no dilutive impact on existing shareholders (note 5.2.b.1.1.), and the share-based remuneration schemes will not give rise to any share capital increases in the Group. Consequently, no dilutive impact is envisaged when employee rights under the plans are exercised. Hence there is no difference between basic and diluted earnings per share, as shown in the following table:

		2025	2024	2023
Net earnings per share attributed to the parent company (in euros)	Diluted	1.24	4.47	0.46
	Basic	1.24	4.47	0.46
Net earnings per share attributed to the parent company, continuing operations (in euros)	Diluted	1.21	4.45	0.44
	Basic	1.21	4.45	0.44
Net earnings per share attributed to the parent company, discontinued operations (in euros)	Diluted	0.03	0.02	0.02
	Basic	0.03	0.02	0.02
Profit/(loss) per business segment is shown in Note 1.5 for 2025, 2024 and 2023.